EQUITY - Earnings per Common Share (Details) $ in Millions		12 Months Ended
	Apr. 08, 2016 € / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares		Dec. 31, 2015 USD ($) shares	May 22, 2017	Apr. 30, 2016
Disclosure of classes of share capital [line items]
Reverse stock split ratio						3
Net income (loss) attributable to equity holders of the parent | $		$ 4,568	$ 1,779		$ (7,946)
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share		1,020,000,000	953,000,000		598,000,000
Incremental shares from the rights issue on April 8, 2016 retrospectively adjusted for all prior periods		0	0		174,000,000
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share (restated)		1,020,000,000	953,000,000		772,000,000
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)		4,000,000	2,000,000		0
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share		1,024,000,000	955,000,000		772,000,000
Share Unit Awards
Disclosure of classes of share capital [line items]
Amount of antidilutive securities excluded from computation of earnings per share					3,000,000
Share capital
Disclosure of classes of share capital [line items]
New shares issued (in shares)	1,262,351,531		421,000,000	[1]
Shares issued, price per share | € / shares	€ 2.20
Shares issued, price per share, discount percentage	35.00%						35.00%
Shares price, theoretical ex-right price per share | € / shares	€ 3.40
Share capital | Pro Forma
Disclosure of classes of share capital [line items]
New shares issued (in shares)	420,783,844

[1]	Amounts are in millions of shares (treasury shares are excluded). On May 22, 2017, ArcelorMittal completed the consolidation of each three existing shares in ArcelorMittal without nominal value into one share without nominal value. As a result of this reverse stock split, the number of outstanding shares decreased from 3,058 to 1,020 and all prior periods have been recast in accordance with IFRS. Please refer to note 10 for further information.